Current Liabilities	12 Months Ended
Dec. 31, 2011
Current Liabilities [Abstract]
Current Liabilities
11.	Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $53.6 million at December 31, 2011 ($63.0 million at December 31, 2010). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $116.3 million at December 31, 2011 ($115.2 million at December 31, 2010).